ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2017
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of Accounts Payable and Accrued Liabilities

        Accounts payable and accrued liabilities are apportioned as follows:

	February 28, 2017	February 29, 2016
Trade payables	14,726	11,858
Accrued liabilities	5,061	5,830
Termination fee	3,351	3,337
Payroll related accruals	1,033	1,257
Warranty accrual	697	926
Income taxes payable	303	555
Capital lease obligation	35	69

Total accounts payable and accrued liabilities	25,206	23,832

Changes in the Warranty Liability

        The following table details the changes in the warranty accrual for the respective years:

	February 28, 2017	February 29, 2016
Balance at the beginning of the period	926	678
Accruals	1,314	2,057
Utilization	(1,543)	(1,809)

Balance at the end of the period	697	926